Leases - Lessee: Supplemental Cash Flow Information (Detail) ¥ in Millions	9 Months Ended
Dec. 31, 2019 JPY (¥)
Schedule Of Cash Flow Information Related To Lease Abstract [Abstract]
Operating Leases, Cash flows from operating activities	¥ 33,685
Operating Leases, Cash flows from financing activities	0
Operating Leases, Right-of-use assets obtained in exchange for lease liabilities	29,800
Finance Leases, Cash flows from operating activities	267
Finance Leases, Cash flows from financing activities	409
Finance Leases, Right-of-use assets obtained in exchange for lease liabilities:	¥ 531